Period Available to Offset Future Taxable Income in each Tax Jurisdiction (Detail)	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)
Income Taxes [Line Items]
Within 5 years		¥ 9,980,000,000
6 to 20 years		16,248,000,000
Indefinite periods		12,837,000,000
Total	$ 476,402,000	¥ 39,065,000,000